Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 41,489	$ 43,031	$ 45,057
Loans to financial advisors	2,601	2,615	2,615
Fee- and commission-related receivables	2,460	2,429	2,576
Finance lease receivables	6,001	5,948	6,288
Settlement and clearing accounts	529	395	338
Accrued interest income	2,599	2,981	3,163
Other	4,752	5,308	5,418
Total other financial assets measured at amortized cost	$ 60,431	$ 62,707	$ 65,455